INTANGIBLE ASSETS, NET	6 Months Ended
Jun. 30, 2025
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

5.INTANGIBLE ASSETS, NET

Intangible assets, net consist of the following:

	As of
	December 31,	June 30,
	2024	2025
Intangible assets with indefinite lives:
Brand names	5,235	5,678
Master brand agreement	192	192
Intangible assets with finite lives:
Franchise or manachise agreements	248	264
Purchased software	149	153
Other intangible assets	74	84
Total	5,898	6,371
Less: Accumulated amortization	228	260
Less: Accumulated impairment loss	894	998
Total	4,776	5,113

Amortization expense of intangible assets for the six months ended June 30, 2024 and 2025 amounted to RMB20 and RMB21, respectively.

No impairment was recorded for the six months ended June 2024 and 2025.

The annual estimated amortization expense for the above intangible assets excluding brand names and master brand agreement for the following years is as follows:

Amortization for
Intangible Assets
Remainder of 2025	16
2026	28
2027	25
2028	21
2029	19
Thereafter	117
Total	226